SASCO 2006-S1
Credit Risk Management Report
August 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
200
6 Clayton Fixed Income Services Inc. All rights reserved.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1
Executive Summary
August 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): Aurora Loan Services, GMAC Mortgage
Delinquency Reporting Method:
Closing Date: 02/28/2006
Depositor: Structured Asset Securities Corporation
Trustee(s): US Bank NA
Collateral Summary
Loan Count 8,626 7,419 86.01%
Collateral Balance $442,615,516 $362,059,605 81.80%
Closing Date
As of 8/25/2006
8/25/2006 Balance as
Percentage of Closing Date
Balance
Issues Amount Recovered
Value Added
Total Value Added for SASCO 2006-S1 as of 8/25/2006
0 $0
Loan Count Summed Balance
Collateral Statistics
First Payment Defaults $795,129 11
Early Payment Defaults* $2,458,982 40
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Second Lien Statistics
Total Outstanding Second Lien Loans 7,422 $367,506,987
30+ Days Delinquent 47 $3,274,824
60+ Days Delinquent 28 $1,604,803
90+ Days Delinquent 84 $5,523,522
Foreclosure 4 $189,306
Beginning Collateral Balance Total Prepayments Percentage of Prepayment Remittance Date
Prepayments
8/25/2006 $373,771,575 $11,531,267 3.08
7/25/2006 $388,314,302 $14,356,557 3.69
6/25/2006 $401,827,081 $13,324,862 3.31
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Amount Remitted to the Trust Amount Remitted by the
Servicers
Difference Remittance Date
Total Cash Flows
8/25/2006 $0 $0 $0
2006 Clayton Fixed Income Services Inc. All rights reserved.
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale,
MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss
Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
Loss Analysis
Losses Remitted to the Trust Number of Loan-Level Losses/Gains Remittance
Loss Summary
8/25/2006 $0 0
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Two
Loan-Level Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO :
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$18,991
7608068
OH
746
12/1/2005
1/1/2006
BPO 20.00%
37.98% 99.95%
8/1/2007 C36999
Monitor
$95,000
$50,000
$19,000
$18,991 5/30/2006
Default Reason: (Unknown)
$76,000
189.98%
8/1/2006 Clayton is awaiting the valuations from the servicer; however, after researching third party sources, Clayton was able to determine that this loan has a high probability of fraud. Several sources indicate the property value would range from $50,000 - $60,000. When the documentation is received, Clayton will perform a more thorough review of specific fraudulent actions.
6/29/2006 According to the latest valuation, the property securing this loan has declined 47 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline.
$109,841
7608436
NH
680
11/1/2005
2/1/2006
BPO 19.46%
26.79% 99.85%
4/1/2007 CC3699
Monitor
$565,000
$410,000
$110,000
$109,841 6/12/2006
Default Reason: (Unknown)
$400,000
124.35%
8/31/2006 According to the latest valuation, the property securing this loan has declined 27 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$17,978
7609087
MI
673
11/1/2005
3/1/2006
BPO 15.00%
29.96% 99.87%
10/1/2007 CCC369
Monitor - BK
$120,000
$60,000
$18,000
$17,978 6/9/2006
Default Reason: (Unknown)
$96,000
189.96%
8/1/2006 According to the latest valuation, the property securing this loan has declined 50 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. Additionally, Clayton researched county records for this property which indicate the property was sold for $37,500 on 12/31/2001 and $42,000 on 1/1/2005. Considering this information, the original appraised value of this loan, $120,000, appears to be significantly inflated. Clayton will review this loan thoroughly for fraudulent actions when the documentation is received.
$56,000
7611468
CO
671
2/1/2006
1/1/2006
BPO 18.66%
21.29% 100.00%
6/1/2007 C36999
Monitor
$300,000
$263,000
$56,000
$56,000 6/9/2006
Default Reason: (Unknown)
$224,000
106.46%
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$0
7611637
VA
794
12/1/2005
6/1/2006
Int. Est. 20.00%
0.00% 0.00%
6/1/2007 CCCC00
Active
$480,500
$352,248
$96,100
$0 9/30/2005
Default Reason: (Unknown)
$384,400
109.12%
8/1/2006 This loan was liquidated during the 7/25/2006 distribution period with an active prepayment penalty flag of three years which does not expire until 10/24/2008;
however, a penalty was not remitted for this loan. Clayton asked the servicer to explain why a penalty was not remitted.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 1 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$45,390
7611831
MI
689
1/1/2006
1/1/2006
BPO 20.00%
33.87% 99.97%
8/1/2007 C36999
Monitor
$227,000
$134,000
$45,400
$45,390 5/11/2006
Default Reason: (Unknown)
$181,600
169.39%
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
8/1/2006 Clayton is awaiting documentation for this loan to review the value decline. According to third party sources, the market area prices appear to support the original value of $227,000. Clayton will provide an update when available.
6/29/2006 According to the latest valuation, the property securing this loan has declined 41 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline.
$72,600
7612612
TX
700
2/1/2006
1/1/2006
BPO 20.00%
26.11% 100.00%
3/1/2007 C36999
Monitor
$363,000
$278,000
$72,600
$72,600 6/8/2006
Default Reason: (Unknown)
$290,400
130.57%
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default. Additionally, the property securing this loan has declined in value 24 percent since origination.
$95,800
7612780
TX
706
2/1/2006
1/1/2006
BPO 20.00%
20.38% 100.00%
3/1/2007 C36999
Monitor
$479,000
$470,000
$95,800
$95,800 5/15/2006
Default Reason: (Unknown)
$383,200
101.91%
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$13,500
7612921
CO
758
2/1/2006
1/1/2006
BPO 10.00%
11.25% 100.00%
6/1/2007 C36999
Monitor
$135,000
$120,000
$13,500
$13,500 6/8/2006
Default Reason: (Unknown)
$108,000
101.25%
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$27,754
7612992
CO
657
3/1/2006
2/1/2006
BPO 19.56%
18.96% 88.67%
7/1/2007 CC3699
Monitor
$160,000
$165,000
$31,300
$31,300 6/30/2006
Default Reason: (Unknown)
$125,200
94.84%
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 2 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$31,911
7613678
MN
689
2/1/2006
1/1/2006
BPO 14.74%
14.74% 96.21%
9/1/2007 C36999
Monitor - BK
$225,000
$225,000
$33,167
$33,167 5/11/2006
Default Reason: (Unknown)
$176,888
93.35%
8/2/2006 The borrower entered Chapter 7 bankruptcy on 6/12/2006.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$124,953
7615111
NJ
683
2/1/2006
2/1/2006
BPO 20.00%
29.75% 99.96%
11/1/2007 CC3699
Monitor
$625,000
$420,000
$125,000
$124,953 6/28/2006
Default Reason: (Unknown)
$500,000
148.79%
9/1/2006 According to the latest valuation, the property securing this loan has declined 32 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Additionally, previous sales of this property include: $267,000 in 1999 and $446,000 in 2005. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$35,824
7615242
MN
643
2/1/2006
1/1/2006
BPO 20.00%
18.78% 77.20%
9/1/2007 C36999
Monitor
$232,000
$247,000
$46,400
$46,400 6/12/2006
Default Reason: (Unknown)
$185,600
93.92%
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$49,963
7615560
AR
647
2/1/2006
3/1/2006
BPO 10.00%
20.06% 99.92%
8/1/2007 CCC369
Monitor
$500,000
$249,000
$50,000
$49,963 7/13/2006
Default Reason: (Unknown)
$400,000
180.70%
9/1/2006 According to the latest valuation, the property securing this loan has declined 50 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$36,056
7615576
DC
692
3/1/2006
2/1/2006
BPO 18.91%
18.08% 51.50%
6/1/2007 CC3699
Monitor
$370,000
$387,000
$70,000
$70,000 6/14/2006
Default Reason: (Unknown)
$280,000
90.43%
8/31/2006 This loan is 150-days delinquent and it appears there is sufficient equity to pursue foreclosure. The servicer will not initiate foreclosure from the second lien position if the senior lien balance is greater than $250,000.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 3 4
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$67,459
7615815
VA
683
2/1/2006
1/1/2006
BPO 14.24%
14.99% 86.08%
2/1/2007 C36999
Monitor
$550,000
$522,415
$78,362
$78,362 5/15/2006
Default Reason: (Unknown)
$417,932
94.99%
8/31/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure. Clayton anticipates that this loan will be charged off in the 9/25/2006 distribution.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$250,000
7615970
NV
728
3/1/2006
2/1/2006
BPO 23.80%
28.08% 100.00%
6/1/2007 CC3699
Monitor
$1,050,000
$890,000
$250,000
$250,000 5/23/2006
Default Reason: (Unknown)
$750,000
112.35%
8/2/2006 The property securing this loan is valued significantly higher than any surrounding properties. Clayton requested the original appraisal to verify the original value of $1,000,000.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
$48,000
7616018
OH
709
3/1/2006
2/1/2006
BPO 19.79%
20.00% 100.00%
9/1/2007 CC3699
Monitor
$242,500
$240,000
$48,000
$48,000 6/14/2006
Default Reason: (Unknown)
$192,000
100.00%
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 4 4
Section Three
Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: August 25, 2006
SASCO 2006-S1 Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00 % N/A N/A 100.00% 50.00 % N/A
0.49% 0.00% 0.00% 2.17% 0.41% 0.00%
1 0 0 5 1 0
0 0 0 1 0 0
1 0 0 4 1 0
0 0 0 0 1 0
0 0 0 0 0 0
1 0 0 4 2 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 1 0 0
1 0 0 5 2 0
205 113 205 230 242 200
$0
$0
$0
$0
$0
$0
$3,352 $0 $0 $11,185 $2,438 $0
$3,352 $0 $0 $11,185 $2,438 $0
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
3/25/2006 4/25/2006 5/25/2006 6/25/2006 7/25/2006 8/25/2006 Trustee Remittance Date
Number
Years to
Date
Amount
Date
Delinquency History
Expiration
State
Remitted
Payoff Amount
% of PPP to
Origination
Payoff Cur. Funds
Comments
Expiration
Loan
PPP Remitted
Total
10/24/2005 7611637 CCCC00 10/24/2008 3 $95,872 VA 0% $0 Awaiting servicer's response
SASCO 2006-S1 Outstanding Issues
Trustee Remittance Date: August 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Four
Loss Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
$0 0.00% 8/25/2006
$0 0.00% 7/25/2006
$0 0.00% 6/25/2006
$0 0.00% 5/25/2006
$0 0.00% 4/25/2006
$0 0.00% 3/25/2006
Totals:
$0 0.00%
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
SASCO 2006-S1 Historical Monthly Losses
Losses Through: July 31, 2006
Date
Loan Loss Amount Loss Percentage
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Five
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 FICO Distribution by Status
Mortgage Data Through: July 31, 2006
Status
# of Loans
Average Std. Deviation
FICO is a registered trademark of Fair Isaac Corporation
Current 7,259 703 39.891
Delinquent 163 688 39.345
Paid Off 1,204 707 39.666
Total: 8,626
2006 Clayton Fixed Income Services Inc. All rights reserved.
Status
Average
# of Loans
Std. Deviation
Current 7,259 6.90% 94.23%
Delinquent 163 4.65% 96.05%
Paid Off 1,204 8.59% 91.37%
Total:
8,626
SASCO 2006-S1 Loan-to-Value Distribution by Status
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Balance Distribution by Delinquency
Mortgage Data Through: July 31, 2006
Current 7,259 $49,168.55 $38,946.67
Delinquent 163 $64,984.39 $54,164.18
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total:
7,422
Mortgage Type
Total Balance Avg. Balance Std. Deviation
Loan Count
$39,609.31 Balloon $203,896,024.65 $42,469.49 4,801
$41,334.46 Fixed $163,610,962.35 $42,774.11 3,825
$367,506,987.00
Total:
8,626
SASCO 2006-S1 Mortgage Type Distribution by Status
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans
Other
120
180
240
360
8,626 0 1 4,969 44 3,612
SASCO 2006-S1 Mortgage Term Distribution By Status
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Cash-out refinance
Purchase
Rate/term
Home
Other
707 8.2%
89.6% 7,726
2.2% 193
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
8.2% 592
89.6% 6,502
2.3% 165
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
Cash-out refinance
Purchase
Rate/term
Home
Other
11.0% 18
87.7% 143
1.2% 2
0.0% 0
0.0% 0
8.1% 97
89.8% 1,081
2.2% 26
0.0% 0
0.0% 0
Total
8,626
100%
Total
7,259
100%
Total
163
100%
Total
1,204
100%
SASCO 2006-S1 Mortgage Purpose Distribution
Mortgage Data through: July 31, 2006
Origination Statistics
Purpose
Number Percentage
8,626 Number of Loans:
Current Loans
Purpose
Number Percentage
Delinquent Loans
Purpose
Number Percentage
Paid Off Loans
Purpose
Number Percentage
Number of Loans: 7,259 Number of Loans: 163 Number of Loans: 1,204
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans
Title
3,555 Investment Home
4,425 Primary Home
646 Second Home
SASCO 2006-S1 Ownership Distribution by Status
Mortgage Data Through: July 31, 2006
8,626
Total:
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate
30 Days
60 Days
90 Days
Foreclosure
REO
Total Count in Status
2/28/2006 5 0 0 0 0
3/31/2006 52 2 0 0 0
4/30/2006 52 38 0 0 0
5/31/2006 63 32 33 0 0
6/30/2006 42 37 54 3 0
7/31/2006 47 28 84 4 0
SASCO 2006-S1 Delinquent Count Over Time
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate
30 Days
60 Days
90 Days
Foreclosure
REO
Total Balance in Status
31-Jul-06 $3,274,824 $1,604,803 $5,523,522 $189,306 -
30-Jun-06 $2,277,267 $2,375,476 $3,572,283 $106,992 -
31-May-06 $3,655,874 $2,686,687 $1,951,278 - -
30-Apr-06 $4,267,775 $2,529,248 $0 - -
31-Mar-06 $3,356,180 $59,853 $0 - -
28-Feb-06 $157,564 $0 $0 - -
SASCO 2006-S1 Delinquent Balance Over Time
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Date
Distribution Date
CPR
6-Month MA
3-Month MA
12-Month MA
31-Jul-06 25-Aug-06 31.38% 33.73%
30-Jun-06 25-Jul-06 36.39% 34.52%
31-May-06 25-Jun-06 33.31%
30-Apr-06 25-May-06 33.81%
31-Mar-06 25-Apr-06 18.30%
SASCO 2006-S1 Conditional Prepayment Rates
Mortgage Data Through: July 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics